Form N-CSR Cover	6 Months Ended
Jul. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSRS
Amendment Flag	false
Registrant Name	MFS SERIES TRUST III
Entity Central Index Key	0000225604
Document Period End Date	Jul. 31, 2024